Total Capital and Net Income Per Common Unit - Additional Information - Incentive Distribution Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)	$ 0.04	$ 0.24	$ 0.44
Common Units
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)	$ 0.35	$ 0.35	$ 0.35